FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2025
EBP 016
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of March 31:

	Assets at Fair Value as of March 31, 2025
	Level 1	Level 2	Level 3	Total
Columbus McKinnon Corporation stock	$2,418,738	$—	$—	$2,418,738
Total assets at Fair Value	$2,418,738	$—	$—	$2,418,738

	Assets at Fair Value as of March 31, 2024
	Level 1	Level 2	Level 3	Total
Columbus McKinnon Corporation stock	$6,847,178	$—	$—	$6,847,178
Total assets at Fair Value	$6,847,178	$—	$—	$6,847,178